Salary and benefit payable	12 Months Ended
Dec. 31, 2020
19. Salary and benefit payable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Salary and benefit payable to employees	4,229	6,112
Consulting expenses payable to a shareholder’s representatives(1)	1,032	1,548
Total	5,261	7,660

As of December 31, 2020, due to liquidity issue faced by the Company, the Company is unable to pay its employees on monthly basis.

(1) See Note 26 of Notes to the Consolidated Financial Statements, Section 4. Consulting expenses for representatives from a shareholder for detailed disclosure.